NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2019

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		--------------
COMMON STOCKS - 97.50%
	Communication Services - Media &
	Entertainment - 6.64%
71,000	Alphabet Inc. - Class C	$ 94,928,420
650,000	Comcast Corporation - Class A	29,230,500
205,000	Facebook, Inc. - Class A	42,076,250
750,000	ViacomCBS Inc. - Class B	31,477,500
		--------------
		197,712,670
		--------------

	Consumer Discretionary - Retailing - 11.13%
32,000	Amazon.com, Inc.	59,130,880
270,000	Home Depot, Inc. (The)	58,962,600
1,667,782	LKQ Corporation	59,539,817
154,976	O'Reilly Automotive, Inc.	67,919,782
810,000	TJX Companies, Inc. (The)	49,458,600
145,000	Ulta Beauty, Inc.	36,705,300
		--------------
		331,716,979
		--------------

	Consumer Discretionary - Services - 2.85%
180,000	McDonald's Corporation	35,569,800
560,000	Starbucks Corporation	49,235,200
		--------------
		84,805,000
		--------------

	Consumer Staples - Food, Beverage &
	Tobacco - 3.72%
600,000	Coca-Cola Company (The)	33,210,000
700,000	Mondelez International, Inc. - Class A	38,556,000
285,000	PepsiCo, Inc.	38,950,950
		--------------
		110,716,950
		--------------

	Energy - Energy - 1.61%
1,700,000	Enterprise Products Partners L.P.	47,872,000
		--------------

	Financials - Banks - 1.05%
225,000	JPMorgan Chase & Co.	31,365,000
		--------------

	Financials - Diversified - 4.17%
1,000,000	Charles Schwab Corporation (The)	47,560,000
355,000	Intercontinental Exchange, Inc.	32,855,250
160,000	S&P Global Inc.	43,688,000
		--------------
		124,103,250
		--------------

	Financials - Insurance - 4.36%
415,000	Aon plc	86,440,350
280,000	Chubb Limited	43,584,800
		--------------
		130,025,150
		--------------

	Health Care - Equipment & Services - 8.55%
605,000	Alcon, Inc.	34,224,850
140,000	Becton, Dickinson and Company	38,075,800
925,000	Boston Scientific Corporation	41,828,500
300,100	Laboratory Corporation of America Holdings	50,767,917
430,000	Medtronic Public Limited Company	48,783,500
140,000	UnitedHealth Group Incorporated	41,157,200
		--------------
		254,837,767

		--------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 10.25%
145,000	Amgen Inc.	34,955,150
270,000	Bristol-Myers Squibb Company	17,331,300
300,000	Eli Lilly and Company	39,429,000
400,000	Gilead Sciences, Inc.	25,992,000
280,000	Johnson & Johnson	40,843,600
355,887	Merck & Co., Inc.	32,367,923
700,000	Pfizer Inc.	27,426,000
268,188	Thermo Fisher Scientific Inc.	87,126,236
		--------------
		305,471,209
		--------------

	Industrials - Capital Goods - 6.47%
1,080,000	Fastenal Company	39,906,000
650,000	Fortive Corporation	49,653,500
215,000	Honeywell International Inc.	38,055,000
170,000	Rockwell Automation, Inc.	34,453,900
181,100	Snap-on Incorporated	30,678,340
		--------------
		192,746,740
		--------------

	Industrials - Commercial & Professional
	Services - 4.47%
252,500	Cintas Corporation	67,942,700
716,000	Copart, Inc.	65,113,040
		--------------
		133,055,740
		--------------

	Industrials - Transportation - 1.02%
260,000	United Parcel Service, Inc. - Class B	30,435,600
		--------------

	Information Technology - Hardware &
	Equipment - 5.33%
353,165	Apple Inc.	103,706,902
1,150,000	Cisco Systems, Inc.	55,154,000
		--------------
		158,860,902
		--------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 2.38%
500,000	Intel Corporation	29,925,000
340,000	Skyworks Solutions, Inc.	41,099,200
		--------------
		71,024,200
		--------------

	Information Technology - Software &
	Services - 19.41%
100,000	Adobe Inc.	32,981,000
320,000	Black Knight, Inc.	20,633,600
310,000	Fiserv, Inc.	35,845,300
210,000	Gartner, Inc.	32,361,000
299,737	Global Payments Inc.	54,719,987
240,000	Mastercard Incorporated - Class A	71,661,600
780,000	Microsoft Corporation	123,006,000
145,000	Palo Alto Networks, Inc.	33,531,250
187,500	salesforce.com, inc.	30,495,000
112,500	ServiceNow, Inc.	31,761,000
450,000	Visa Inc. - Class A	84,555,000
162,500	Workday, Inc.	26,723,125
		--------------
		578,273,862
		--------------

	Materials - 1.75%
805,802	Ball Corporation	52,111,215
		--------------

	Real Estate - 2.34%
1,140,000	CBRE Group, Inc.	69,870,600
		--------------

	TOTAL COMMON STOCKS
	(cost $1,569,400,039)	2,905,004,834
		--------------

SHORT-TERM INVESTMENTS - 2.58%
	U.S. Government Securities - 1.34%
$25,000,000	U.S. Treasury Bill 01/02/2020, 1.521%	25,000,000
15,000,000	U.S. Treasury Bill 01/14/2020, 1.514%	14,992,556
		--------------
		39,992,556
		--------------

	Money Market Fund - 1.24%
36,975,221	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 7-day
	net yield 1.51%	36,975,221
		--------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $76,967,777)	76,967,777
		--------------

	TOTAL INVESTMENTS
	(cost $1,646,367,816) - 100.08%	2,981,972,611
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.08)%	(2,410,382)
		--------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$2,979,562,229
		--------------
		--------------

% of net assets.

As of December 31, 2019, investment cost for federal tax purposes was $1,634,947,485 the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,349,158,813
Unrealized depreciation	(2,133,687)
--------------
Net unrealized appreciation	$1,347,025,126
--------------
--------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$2,905,004,834

Money Market Fund	36,975,221
Level 2 -
U.S. Government Sercurities	39,992,556
Level 3 -
None	--
--------------
Total	$2,981,972,611
--------------
--------------

(1) See Schedule above for further detail by industry.